U.S. Global Investors Funds

Three Canal Plaza, Suite 600

Portland, Maine 04101

July 15, 2020

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	U.S. Global Investors Funds (the “Trust” or “Registrant”)

File Nos. 002-35439/811-01800

Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated July 1, 2020 to the Investor Class Shares Prospectus dated May 1, 2020, for the All American Equity Fund, China Region Fund, Emerging Europe Fund, Global Luxury Goods Fund (formerly known as Holmes Macro Trends Fund), Global Resources Fund, Gold and Precious Metals Fund, Near-Term Tax Free Fund, U.S. Government Securities Ultra-Short Bond Fund, and World Precious Minerals Fund, each a series of the Trust, as filed pursuant to Rule 497(e) under the 1933 Act on July 1, 2020 (Accession Number: 0001398344-20-013133)

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@apexfs.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett, Esq.

Vice President and Secretary to the Registrant

Attachments